6. Goodwill and Other Intangible Assets (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated amortization expense	$ 3,070,219	$ 2,797,524
Intangible Assets Acquired	$ 4,161,000